UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00994

                             BURNHAM INVESTORS TRUST
     -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1325 Avenue of the Americas, 26th Floor
                               New York, NY 10019
     -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Jon M. Burnham
                     1325 Avenue of the Americas, 26th Floor
                               New York, NY 10019
     -----------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-874-3863

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2008




ITEM 1. SCHEDULE OF INVESTMENTS.


Burnham Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 81.38%
(PERCENTAGE OF NET ASSETS)

CONSUMER DISCRETIONARY 3.07%

RESTAURANTS 3.07%
    McDonald's Corp.                                      50,000   $  2,788,500
                                                                   -------------
TOTAL CONSUMER DISCRETIONARY (COST: $1,138,637)                       2,788,500
                                                                   -------------
CONSUMER STAPLES 7.64%
HOUSEHOLD PRODUCTS 2.83%
    Colgate-Palmolive Co.                                 15,000      1,168,650
    Procter & Gamble Co.                                  20,000      1,401,400
                                                                   -------------
                                                                      2,570,050
                                                                   -------------
PACKAGED FOOD & MEATS 1.63%
  o The Hain Celestial Group, Inc.                        50,000      1,475,000
                                                                   -------------
SOFT DRINKS 3.18%
    PepsiCo, Inc.                                         40,000      2,888,000
                                                                   -------------
TOTAL CONSUMER STAPLES (COST: $4,549,276)                             6,933,050
                                                                   -------------
ENERGY 30.87%
ENERGY-ALTERNATE SOURCES 1.12%
  o Suntech Power Holdings Co.,
      Ltd. - Sponsored ADR                                25,000      1,014,000
                                                                   -------------
INTEGRATED OIL & GAS 13.38%
    BP p.l.c. - Sponsored ADR                             20,000      1,213,000
    Chevron Corp.                                         20,000      1,707,200
    ConocoPhillips                                        10,000        762,100
    Exxon Mobil Corp.                                    100,000      8,458,000
                                                                   -------------
                                                                     12,140,300
                                                                   -------------
OIL & GAS - EQUIPMENT & SERVICES 0.96%
  o National-Oilwell Varco, Inc.                          15,000        875,700
                                                                   -------------
OIL & GAS - EXPLORATION & PRODUCTION 8.49%
    Chesapeake Energy Corp.                               50,000      2,307,500
    Devon Energy Corp.                                    40,000      4,173,200
    Petroleo Brasileiro SA - ADR                          12,000      1,225,320
                                                                   -------------
                                                                      7,706,020
                                                                   -------------
OIL & GAS - REFINING/MARKETING
  & TRANSPORTATION 6.92%
    Eagle Rock Energy Partners L.P. a                     50,000        720,000
  o Kinder Morgan Management, LLC                         44,283      2,257,092
    The Williams Companies, Inc.                         100,000      3,298,000
                                                                   -------------
                                                                      6,275,092
                                                                   -------------
TOTAL ENERGY (COST: $13,400,262)                                     28,011,112
                                                                   -------------
FINANCIAL SERVICES 8.75%
CONSUMER FINANCE 3.61%
    American Express Co.                                  75,000      3,279,000
                                                                   -------------
INSURANCE 0.98%
  o Berkshire Hathaway Inc., Class B a                       200        894,580
                                                                   -------------
LIFE & HEALTH INSURANCE 1.33%
    MetLife, Inc.                                         20,000      1,205,200
                                                                   -------------

                                                      NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES 2.37%
    JPMorgan Chase & Co.                                  50,000   $  2,147,500
                                                                   -------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.46%
  o Xinyuan Real Estate Co., Ltd. - ADR a                 50,000        419,500
                                                                   -------------
TOTAL FINANCIAL SERVICES (COST: $5,068,928)                           7,945,780
                                                                   -------------
INDUSTRIALS 8.88%
AEROSPACE/DEFENSE 1.52%
    United Technologies Corporation                       20,000      1,376,400
                                                                   -------------
CONSTRUCTION & ENGINEERING 1.08%
    Chicago Bridge
      & Iron Company N.V. - ADR                           25,000        981,000
                                                                   -------------
CONSTRUCTION & FARM MACHINERY 1.80%
    The Manitowoc Co., Inc.                               40,000      1,632,000
                                                                   -------------
INDUSTRIAL CONGLOMERATES 3.28%
    General Electric Co.                                  50,000      1,850,500
    Honeywell International, Inc.                         20,000      1,128,400
                                                                   -------------
                                                                      2,978,900
                                                                   -------------
RAILROADS 1.20%
    Norfolk Southern Corp.                                20,000      1,086,400
                                                                   -------------
TOTAL INDUSTRIALS (COST: $7,744,952)                                  8,054,700
                                                                   -------------
INFORMATION TECHNOLOGY 11.21%
COMPUTER HARDWARE 5.75%
  o Apple, Inc.                                           30,000      4,305,000
    Hewlett-Packard Co.                                   20,000        913,200
                                                                   -------------
                                                                      5,218,200
                                                                   -------------
INTERNET SOFTWARE & SERVICES 2.91%
  o Google Inc.                                            6,000      2,642,820
                                                                   -------------
SYSTEMS SOFTWARE 2.55%
    Microsoft Corp.                                       40,000      1,135,200
  o Oracle Corp.                                          60,000      1,173,600
                                                                   -------------
                                                                      2,308,800
                                                                   -------------
TOTAL INFORMATION TECHNOLOGY (COST: $6,798,349)                      10,169,820
                                                                   -------------
MATERIALS 6.34%
DIVERSIFIED METALS & MINING 2.65%
    Freeport-McMoRan Copper &
      Gold Inc.                                           25,000      2,405,500
                                                                   -------------
FERTILIZERS & AGRICULTURAL CHEMICALS 3.69%
    Monsanto Co.                                          30,000      3,345,000
                                                                   -------------
TOTAL MATERIALS (COST: $2,938,692)                                    5,750,500
                                                                   -------------
TELECOMMUNICATIONS SERVICES 2.47%
INTEGRATED TELECOMMUNICATIONS SERVICES 2.47%
    AT&T Inc.                                             30,000      1,149,000
    Verizon Communications Inc.                           30,000      1,093,500
                                                                   -------------
                                                                      2,242,500
                                                                   -------------
TOTAL TELECOMMUNICATIONS SERVICES (COST: $1,894,790)                  2,242,500
                                                                   -------------


SEE NOTES TO PORTFOLIO HOLDINGS                                   BURNHAM FUND 1

Burnham Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

UTILITIES 2.15%
INDIVIDUAL POWER PRODUCERS
  & ENERGY TRADERS 2.15%
  o NRG Energy, Inc.                                      50,000   $  1,949,500
                                                                   -------------
TOTAL UTILITIES (COST: $993,696)                                      1,949,500
                                                                   -------------
TOTAL COMMON STOCKS (COST: $44,527,582)                              73,845,462
                                                                   -------------
EXCHANGE TRADED FUNDS 5.28%

    iShares Dow Jones U.S. Financial
      Sector Index Fund a                                 20,000      1,633,000
  o streetTRACKS Gold Trust a                             35,000      3,163,300
                                                                   -------------
TOTAL EXCHANGE TRADED FUNDS (COST: $4,654,899)                        4,796,300
                                                                   -------------

REGISTERED INVESTMENT
  COMPANIES 4.43%

    BlackRock Enhanced Dividend
      Achievers Trust                                     75,000        824,250
    The China Fund, Inc.                                  57,534      1,831,882
    The India Fund, Inc. a                                30,000      1,362,600
                                                                   -------------
TOTAL REGISTERED INVESTMENT COMPANIES
   (COST: $3,694,074)                                                 4,018,732
                                                                   -------------

                                                        FACE
                                                        VALUE
                                                    ------------

SHORT-TERM INSTRUMENTS b 18.41%
(PERCENTAGE OF NET ASSETS)

DISCOUNTED COMMERCIAL PAPER 9.97%
    General Electric Co.
    2.05%, 4/01/08                                  $  2,293,000      2,293,000
                                                                   -------------
    Prudential Funding LLC
    1.50%, 4/02/08                                     4,554,000      4,553,810
                                                                   -------------
    American Express Credit Co.
    2.25%, 4/02/08                                     2,203,000      2,202,863
                                                                   -------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $9,049,673)                                                    9,049,673
                                                                   -------------
INVESTMENT TRUST 8.43%
    Securities Lending Investment Fund,
    a series of the Brown Brothers
    Investment Trust c,d                               7,648,476      7,648,476
                                                                   -------------
TOTAL INVESTMENT TRUST (COST: $7,648,476)                             7,648,476
                                                                   -------------
TIME DEPOSIT 0.01%
    Brown Brothers Harriman & Co. d
    1.80%, 4/01/08                                         5,405          5,405
                                                                   -------------
TOTAL TIME DEPOSIT (COST: $5,405)                                         5,405
                                                                   -------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $16,703,554)                     16,703,554
                                                                   -------------

                                                                       VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOTAL INVESTMENTS 109.50%
(COST $69,580,109)                                                 $ 99,364,048

LIABILITIES, LESS CASH AND OTHER ASSETS (9.50)%                      (8,618,765)
                                                                   -------------
NET ASSETS    100.00%                                              $ 90,745,283
                                                                   =============

--------------------------------------------------------------------------------

    FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
    ----------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT MARCH 31, 2008, BASED ON SECURITIES OWNED WAS $69,580,109. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2008 WAS $31,736,502 AND ($1,952,563), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 9.98%.

c REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

d SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.

ADR - AMERICAN DEPOSITORY RECEIPT.


2 BURNHAM FUND                                   SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM Financial Services Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                       SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 98.00%
(PERCENTAGE OF NET ASSETS)

BANKS 34.87%
BANKS - REGIONAL 33.80%
    Alliance Financial Corp.                             107,848   $  2,696,200
    Bancorp Rhode Island, Inc.                            46,261      1,667,246
    CapitalSouth Bancorp                                   9,684         69,919
 o  Centennial Bank Holdings, Inc.                       445,000      2,794,600
 o  Connecticut Bank & Trust Co.                          59,700        358,200
    First Community Bancorp                               30,000        805,500
    IBERIABANK Corp.                                      26,500      1,172,625
    National City Corp. 3                                100,000        995,000
    NewAlliance Bancshares, Inc. 3                        75,000        919,500
    Porter Bancorp, Inc.                                 150,893      2,752,288
    Sterling Bancorp                                     115,037      1,786,525
    Sterling Bancshares, Inc.                            127,500      1,267,350
 o  Superior Bancorp                                      47,522        236,184
    TCF Financial Corp. a                                 25,000        448,000
 o  Texas Capital Bancshares, Inc.                        60,500      1,021,240
    ViewPoint Financial Group                             92,948      1,534,572
                                                                   -------------
                                                                     20,524,949
                                                                   -------------
DIVERSIFIED BANKS 1.07%
    U.S. Bancorp 3                                        20,000        647,200
                                                                   -------------
TOTAL BANKS (COST: $23,442,853)                                      21,172,149
                                                                   -------------
DIVERSIFIED FINANCIALS 33.21%
ASSET MANAGEMENT & CUSTODY BANKS 4.34%
    Ameriprise Financial, Inc. 3                          20,000      1,037,000
    Invesco Ltd.                                          65,600      1,598,016
                                                                   -------------
                                                                      2,635,016
                                                                   -------------
CONSUMER FINANCE 2.78%
 o  SLM Corp. 3                                          110,000      1,688,500
                                                                   -------------
LIFE & HEALTH INSURANCE 1.29%
    Prudential Financial, Inc. 3                          10,000        782,500
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES 10.60%
    Citigroup Inc. 3                                     100,000      2,142,000
    JPMorgan Chase & Co. 3                               100,000      4,295,000
                                                                   -------------
                                                                      6,437,000
                                                                   -------------
PROPERTY & CASUALTY INSURANCE 4.96%
    Assured Guaranty Ltd. 3                               50,000      1,187,000
 o  CRM Holdings, Ltd.                                   364,162      1,824,452
                                                                   -------------
                                                                      3,011,452
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS 8.76%
    Annaly Capital Management, Inc. 3                    140,000      2,144,800
    Anworth Mortgage Asset Corp. 3                        20,000        122,600
    Capstead Mortgage Corp.                               40,000        456,000
    MFA Mortgage Investments, Inc. 3                     412,440      2,598,372
                                                                   -------------
                                                                      5,321,772
                                                                   -------------
UNREGISTERED INVESTMENT COMPANY 0.48%
    Peregrine Holdings Ltd. c,5,6                        275,000        292,793
                                                                   -------------
TOTAL DIVERSIFIED FINANCIALS (COST: $25,995,169)                     20,169,033
                                                                   -------------

                                                      NUMBER OF
                                                       SHARES          VALUE
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE 29.92%
THRIFTS & MORTGAGE FINANCE 29.92%
    Bank of Atlanta c,5                                  228,572   $  1,600,004
 o  Beacon Federal Bancorp Inc.                           71,491        732,068
    Berkshire Hills Bancorp, Inc.                         28,300        712,877
 o  Chicopee Bancorp, Inc.                               130,492      1,723,799
    Citizens South Banking Corp., Inc.                   238,021      2,261,199
    First Clover Leaf Financial Corp.                     27,200        261,120
    Hudson City Bancorp, Inc. 3                           62,300      1,101,464
 o  Investors Bancorp, Inc. 3                             50,000        767,500
    Northeast Community Bancorp, Inc.                     86,250      1,020,337
    Parkvale Financial Corp.                              17,024        456,924
    People's United Financial, Inc. 3                    200,000      3,462,000
    Rome Bancorp, Inc.                                    17,050        198,803
    Sovereign Bancorp, Inc. 3                            100,000        932,000
    TFS Financial Corp.                                  120,000      1,443,600
    Willow Financial Bancorp, Inc.                       202,038      1,493,061
                                                                   -------------
                                                                     18,166,756
                                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE (COST: $20,468,210)                 18,166,756
                                                                   -------------
TOTAL COMMON STOCKS (COST: $69,906,232)                              59,507,938
                                                                   -------------

                                                        FACE
                                                        VALUE
                                                    ------------

SHORT-TERM INSTRUMENTS b 5.03%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT 0.17%
    Eastern Bank
    4.20%, 11/28/08                                 $    100,000        100,000
                                                                   -------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                           100,000
                                                                   -------------
DISCOUNTED COMMERCIAL PAPER 2.83%
    General Electric Co.
    2.05%, 4/01/08                                     1,716,000      1,716,000
                                                                   -------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $1,716,000)                                                    1,716,000
                                                                   -------------
INVESTMENT TRUST 0.74%
    Securities Lending Investment Fund,
    a series of the Brown Brothers
    Investment Trust d,e                                 451,688        451,688
                                                                   -------------
TOTAL INVESTMENT TRUST (COST: $451,688)                                 451,688
                                                                   -------------
TIME DEPOSIT 1.29%
    Wachovia Bank
    1.80%, 4/01/08                                       784,581        784,581
                                                                   -------------
TOTAL TIME DEPOSIT (COST: $784,581)                                     784,581
                                                                   -------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $3,052,269)                       3,052,269
                                                                   -------------


SEE NOTES TO PORTFOLIO HOLDINGS                        FINANCIAL SERVICES FUND 3

BURNHAM Financial Services Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOTAL INVESTMENTS 103.03%
(COST $72,958,501)                                                 $ 62,560,207

CALL OPTIONS WRITTEN (1.55)%
(PREMIUMS RECEIVED $1,754,923)                                         (939,710)

LIABILITIES, LESS CASH AND OTHER ASSETS (1.48)%                        (899,206)
                                                                   -------------
NET ASSETS 100.00%                                                 $ 60,721,291
                                                                   =============

--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                      CONTRACTS
                                                    ------------

CALL OPTIONS WRITTEN (1.55)%

    Ameriprise Financial, Inc. Calls
    @ 60 due Sep 08                                          200   $    (70,000)
                                                                   -------------
    Annaly Capital Management, Inc. Calls
    @ 20 due Apr 08                                          500         (1,000)
    @ 22.5 due Jul 08                                        500         (5,000)
    @ 22.5 due Oct 08                                        400        (10,000)
                                                                   -------------
                                                                        (16,000)
                                                                   -------------
    Anworth Mortgage Asset Corp. Calls
    @ 7.5 due Jul 08                                         200        (12,000)
                                                                   -------------
    Assured Guaranty Ltd. Calls
    @ 25 due Apr 08                                           50         (3,500)
    @ 30 due Apr 08                                          200         (1,500)
    @ 30 due Jul 08                                          250        (20,000)
                                                                   -------------
                                                                        (25,000)
                                                                   -------------
    Citigroup Inc. Calls
    @ 27.5 due Jun 08                                        300        (13,800)
    @ 30 due Sep 08                                          200        (12,400)
    @ 32.5 due Jan 09                                        200        (17,000)
    @ 37.5 due Jun 08                                        300           (600)
                                                                   -------------
                                                                        (43,800)
                                                                   -------------
    Hudson City Bancorp, Inc. Calls
    @ 17.5 due Jul 08                                        623       (105,910)
                                                                   -------------
    Investors Bancorp, Inc. Calls
    @ 15 due Apr 08                                          100         (5,500)
    @ 15 due Jul 08                                          400        (56,000)
                                                                   -------------
                                                                        (61,500)
                                                                   -------------
    JPMorgan Chase & Co. Calls
    @ 45 due Jun 08                                          500       (134,500)
    @ 50 due Sep 08                                          500       (105,000)
                                                                   -------------
                                                                       (239,500)
                                                                   -------------
    MFA Mortgage Investments, Inc. Calls
    @ 10 due Apr 08                                          800        (16,000)
    @ 10 due Jul 08                                          700         (3,500)
                                                                   -------------
                                                                        (19,500)
                                                                   -------------
    National City Corp. Calls
    @ 10 due Apr 08                                          500        (55,000)
    @ 12.5 due Apr 08                                        500        (15,000)
                                                                   -------------
                                                                        (70,000)
                                                                   -------------

                                                      NUMBER OF
                                                      CONTRACTS        VALUE
--------------------------------------------------------------------------------

    NewAlliance Bancshares, Inc. Calls
    @ 12.5 due May 08                                        250   $    (15,000)
    @ 15 due Jan 09                                          500        (32,500)
                                                                   -------------
                                                                        (47,500)
                                                                   -------------
    People's United Financial, Inc. Calls
    @ 17.5 due May 08                                        500        (35,000)
    @ 20 due Aug 08                                          400        (18,000)
    @ 20 due Jan 09                                          500        (50,000)
    @ 22.5 due Jan 09                                        100         (1,000)
                                                                   -------------
                                                                       (104,000)
                                                                   -------------
    Prudential Financial, Inc. Calls
    @ 90 due Sep 08                                          100        (38,000)
                                                                   -------------
    SLM Corp. Calls
    @ 20 due Apr 08                                          200         (2,800)
    @ 20 due Jul 08                                          200        (23,200)
    @ 22.5 due Apr 08                                        200         (1,000)
    @ 25 due Apr 08                                          100           (500)
    @ 25 due Jul 08                                          100         (2,000)
    @ 30 due Jul 08                                          200         (1,500)
    @ 30 due Jan 09                                          100         (6,500)
                                                                   -------------
                                                                        (37,500)
                                                                   -------------
    Sovereign Bancorp, Inc. Calls
    @ 12.5 due Oct 08                                        500        (25,000)
    @ 15 due Jul 08                                          500         (2,500)
                                                                   -------------
                                                                        (27,500)
                                                                   -------------
    U.S. Bancorp Calls
    @ 37.5 due Jan 09                                        100        (13,000)
    @ 40 due Jan 09                                          100         (9,000)
                                                                   -------------
                                                                        (22,000)
                                                                   -------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $1,754,923)                                    $   (939,710)
                                                                   =============

--------------------------------------------------------------------------------

    FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
    ----------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT MARCH 31, 2008, BASED ON SECURITIES OWNED WAS $72,958,501. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2008 WAS $1,555,091 AND ($11,953,385), RESPECTIVELY.

--------------------------------------------------------------------------------

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

a     ALL OR A PORTION OF SECURITY OUT ON LOAN.

b INCLUSIVE OF ALL SHORT TERM HOLDINGS, INCLUDING COLLATERAL RECEIVED FROM SECURITY LENDING ACTIVITIES. NOT INCLUDING SUCH COLLATERAL, THE PERCENTAGE OF PORTFOLIO HOLDINGS WOULD BE 4.29%.

c INDICATES A FAIR VALUED SECURITY. TOTAL MARKET VALUE FOR FAIR VALUED SECURITIES IS $1,892,797, REPRESENTING 3.12% OF NET ASSETS.

d REPRESENTS INVESTMENT OF COLLATERAL RECEIVED FROM SECURITIES LENDING TRANSACTIONS.

e SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.


4 FINANCIAL SERVICES FUND                        SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM Financial Industries Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

COMMON STOCKS 91.21%
(PERCENTAGE OF NET ASSETS)

BANKS 15.49%
BANKS - REGIONAL 15.03%
    Bancorp Rhode Island, Inc.                             1,495   $     53,880
    First Community Bancorp +                             30,000        805,500
    National City Corp. 3,4                               50,000        497,500
    NewAlliance Bancshares, Inc. +,3                     112,500      1,379,250
    Northern Trust Corp. 3                                15,000        997,050
    SunTrust Banks, Inc. 3                                10,000        551,400
    TCF Financial Corp. +                                 57,500      1,030,400
                                                                   -------------
                                                                      5,314,980
                                                                   -------------
DIVERSIFIED BANKS 0.46%
    U.S. Bancorp 3                                         5,000        161,800
                                                                   -------------
TOTAL BANKS (COST: $6,340,487)                                        5,476,780
                                                                   -------------
DIVERSIFIED FINANCIALS 52.16%
ASSET MANAGEMENT & CUSTODY BANKS 12.96%
    Ameriprise Financial, Inc. 3                          30,000      1,555,500
    Invesco Ltd. +,3                                      72,800      1,773,408
    The Bank of New York Mellon Corp. 3                   30,000      1,251,900
                                                                   -------------
                                                                      4,580,808
                                                                   -------------
CONSUMER FINANCE 2.39%
 o  SLM Corp. 3                                           55,000        844,250
                                                                   -------------
LIFE & HEALTH INSURANCE 8.11%
    Lincoln National Corp. 3                              10,000        520,000
    Prudential Financial, Inc. 3                          30,000      2,347,500
                                                                   -------------
                                                                      2,867,500
                                                                   -------------
OTHER DIVERSIFIED FINANCIAL SERVICES 9.11%
    Citigroup Inc. 3                                      50,000      1,071,000
    JPMorgan Chase & Co. 3                                50,000      2,147,500
                                                                   -------------
                                                                      3,218,500
                                                                   -------------
PROPERTY & CASUALTY INSURANCE 7.78%
    Assured Guaranty Ltd. 3                               35,000        830,900
    The Allstate Corp. 3                                  15,000        720,900
    The Travelers Companies, Inc. 3                       25,000      1,196,250
                                                                   -------------
                                                                      2,748,050
                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS 11.81%
    Annaly Capital Management, Inc. 3                    195,000      2,987,400
    Anworth Mortgage Asset Corp. 3                        20,000        122,600
    Capstead Mortgage Corp.                               20,000        228,000
    MFA Mortgage Investments, Inc. +,3                   132,920        837,396
                                                                   -------------
                                                                      4,175,396
                                                                   -------------
TOTAL DIVERSIFIED FINANCIALS (COST: $21,647,094)                     18,434,504
                                                                   -------------

                                                      NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE 23.56%
THRIFTS & MORTGAGE FINANCE 23.56%
    Hudson City Bancorp, Inc. 3                           75,000   $  1,326,000
 o  Investors Bancorp, Inc. 3                             88,692      1,361,422
    People's United Financial, Inc. +,3                  170,182      2,945,850
    Sovereign Bancorp, Inc. 3                             50,000        466,000
    TFS Financial Corp. +                                185,000      2,225,550
                                                                   -------------
                                                                      8,324,822
                                                                   -------------
TOTAL THRIFTS & MORTGAGE FINANCE (COST: $7,966,940)                   8,324,822
                                                                   -------------
TOTAL COMMON STOCKS (COST: $35,954,521)                              32,236,106
                                                                   -------------

                                                        FACE
                                                        VALUE
                                                    ------------

SHORT-TERM INSTRUMENTS 6.55%
(PERCENTAGE OF NET ASSETS)

CERTIFICATE OF DEPOSIT 0.28%
    Eastern Bank
    4.20%, 11/28/08                                 $    100,000        100,000
                                                                   -------------
TOTAL CERTIFICATE OF DEPOSIT (COST: $100,000)                           100,000
                                                                   -------------
DISCOUNTED COMMERCIAL PAPER 4.96%
    American Express Credit Co.
    2.25%, 4/02/08                                     1,752,000      1,751,891
                                                                   -------------
TOTAL DISCOUNTED COMMERCIAL PAPER
(COST: $1,751,891)                                                    1,751,891
                                                                   -------------
TIME DEPOSIT 1.31%
    Wachovia Bank
    1.80%, 4/01/08                                       463,168        463,168
                                                                   -------------
TOTAL TIME DEPOSIT (COST: $463,168)                                     463,168
                                                                   -------------
TOTAL SHORT-TERM INSTRUMENTS (COST: $2,315,059)                       2,315,059
                                                                   -------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 97.76%
(COST $38,269,580)                                                 $ 34,551,165

SHORT SALES (13.39)%
(PROCEEDS $5,206,162)                                                (4,731,304)

CALL OPTIONS WRITTEN (2.75)%
(PREMIUMS RECEIVED $1,685,984)                                         (974,212)

PUT OPTIONS WRITTEN (0.79)%
(PREMIUMS RECEIVED $170,275)                                           (278,990)

CASH AND OTHER ASSETS, LESS LIABILITIES 19.17%                        6,774,864
                                                                   -------------
NET ASSETS 100.00%                                                 $ 35,341,523
                                                                   =============

--------------------------------------------------------------------------------


SEE NOTES TO PORTFOLIO HOLDINGS                      FINANCIAL INDUSTRIES FUND 5

BURNHAM Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        SHARES         VALUE
--------------------------------------------------------------------------------

SHORT SALES (13.39)%

    American Capital Strategies, Ltd. 4                    5,000   $   (170,800)
    Community Bank System, Inc.                           15,000       (368,400)
    First Niagara Financial Group, Inc.                   46,818       (636,257)
    Freddie Mac 4                                         20,000       (506,400)
    Legg Mason, Inc. 4                                    10,000       (559,800)
    New York Community Bancorp, Inc.                      21,700       (395,374)
    Popular, Inc.                                         45,000       (524,700)
    Regions Financial Corp. 4                             15,000       (296,250)
    Wachovia Corp. 4                                         700        (18,900)
    Wells Fargo & Co. 4                                   10,000       (291,000)
    Westamerica Bancorporation 4                          10,640       (559,664)
    Whitney Holding Corp.                                  7,100       (176,009)
    Zions Bancorporation 4                                 5,000       (227,750)
                                                                   -------------
TOTAL SHORT SALES (PROCEEDS: $5,206,162)                             (4,731,304)
                                                                   -------------

                                                      NUMBER OF
                                                      CONTRACTS
                                                    ------------

CALL OPTIONS WRITTEN (2.75)%

    Ameriprise Financial, Inc. Calls
    @ 55 due Jun 08                                           50        (14,750)
    @ 60 due Jun 08                                           75        (10,500)
    @ 60 due Sep 08                                          100        (35,000)
    @ 65 due Sep 08                                           75        (13,875)
                                                                   -------------
                                                                        (74,125)
                                                                   -------------
    Annaly Capital Management, Inc. Calls
    @ 17.5 due Jul 08                                        750        (67,500)
    @ 20 due Apr 08                                          250           (500)
    @ 20 due Jul 08                                          500        (17,500)
    @ 22.5 due Jul 08                                        250         (2,500)
    @ 22.5 due Oct 08                                        200         (5,000)
                                                                   -------------
                                                                        (93,000)
                                                                   -------------
Anworth Mortgage Asset Corp. Calls
@ 7.5 due Jul 08                                             200        (12,000)
                                                                   -------------
Assured Guaranty Ltd. Calls
@ 25 due Apr 08                                               25         (1,750)
@ 25 due Jul 08                                              100        (23,000)
@ 30 due Apr 08                                              100           (750)
@ 30 due Jul 08                                              125        (10,000)
                                                                   -------------
                                                                        (35,500)
                                                                   -------------
Citigroup Inc. Calls
@ 27.5 due Jun 08                                            150         (6,900)
@ 30 due Sep 08                                              100         (6,200)
@ 32.5 due Jan 09                                            100         (8,500)
@ 37.5 due Jun 08                                            150           (300)
                                                                   -------------
                                                                        (21,900)
                                                                   -------------
Hudson City Bancorp, Inc. Calls
@ 17.5 due Jul 08                                            750       (127,500)
                                                                   -------------
Invesco Ltd. Calls
@ 22.5 due Oct 08                                            200        (64,000)
                                                                   -------------

                                                      NUMBER OF
                                                      CONTRACTS        VALUE
--------------------------------------------------------------------------------

    Investors Bancorp, Inc. Calls
    @ 15 due Apr 08                                          450   $    (24,750)
    @ 15 due Jul 08                                          200        (28,000)
    @ 17.5 due Oct 08                                        200        (13,000)
                                                                   -------------
                                                                        (65,750)
                                                                   -------------
    JPMorgan Chase & Co. Calls
    @ 45 due Jun 08                                          250        (67,250)
    @ 50 due Sep 08                                          250        (52,500)
                                                                   -------------
                                                                       (119,750)
                                                                   -------------
    Lincoln National Corp. Calls
    @ 55 due Apr 08                                          100         (6,500)
                                                                   -------------
    MFA Mortgage Investments, Inc. Calls
    @ 10 due Apr 08                                          400         (8,000)
    @ 10 due Jul 08                                          350         (1,750)
                                                                   -------------
                                                                         (9,750)
                                                                   -------------
    National City Corp. Calls
    @ 10 due Apr 08                                          250        (27,500)
    @ 12.5 due Apr 08                                        250         (7,500)
                                                                   -------------
                                                                        (35,000)
                                                                   -------------
    NewAlliance Bancshares, Inc. Calls
    @ 12.5 due May 08                                        125         (7,500)
    @ 15 due Jan 09                                          250        (16,250)
                                                                   -------------
                                                                        (23,750)
                                                                   -------------
    Northern Trust Corp. Calls
    @ 85 due Apr 08                                           75           (562)
    @ 90 due Jul 08                                           75         (1,125)
                                                                   -------------
                                                                         (1,687)
                                                                   -------------
    People's United Financial, Inc. Calls
    @ 17.5 due May 08                                        250        (17,500)
    @ 20 due Aug 08                                          200         (9,000)
    @ 20 due Jan 09                                          250        (25,000)
    @ 22.5 due Jan 09                                         50           (500)
                                                                   -------------
                                                                        (52,000)
                                                                   -------------
    Prudential Financial, Inc. Calls
    @ 80 due Sep 08                                          100        (79,000)
    @ 90 due Sep 08                                          100        (38,000)
    @ 100 due Jun 08                                          50         (2,250)
    @ 105 due Jan 09                                          50         (7,000)
                                                                   -------------
                                                                       (126,250)
                                                                   -------------
    SLM Corp. Calls
    @ 20 due Apr 08                                          100         (1,400)
    @ 20 due Jul 08                                          100        (11,600)
    @ 22.5 due Apr 08                                        100           (500)
    @ 25 due Apr 08                                           50           (250)
    @ 25 due Jul 08                                           50         (1,000)
    @ 30 due Jul 08                                          100           (750)
    @ 30 due Jan 09                                           50         (3,250)
                                                                   -------------
                                                                        (18,750)
                                                                   -------------
    Sovereign Bancorp, Inc. Calls
    @ 12.5 due Oct 08                                        250        (12,500)
    @ 15 due Jul 08                                          250         (1,250)
                                                                   -------------
                                                                        (13,750)
                                                                   -------------


6 FINANCIAL INDUSTRIES FUND                      SEE NOTES TO PORTFOLIO HOLDINGS

BURNHAM Financial Industries Fund CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS (CONTINUED) AS OF MARCH 31, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                      CONTRACTS        VALUE
--------------------------------------------------------------------------------

    SunTrust Banks, Inc. Calls
    @ 70 due Oct 08                                           50   $    (10,000)
    @ 750 due Jul 08                                          50         (1,750)
                                                                   -------------
                                                                        (11,750)
                                                                   -------------
    The Allstate Corp. Calls
    @ 52.5 due Apr 08                                        150           (750)
                                                                   -------------
    The Bank of New York Mellon Corp. Calls
    @ 47.5 due Sep 08                                        100        (24,000)
    @ 52.5 due Jun 08                                        200         (8,000)
                                                                   -------------
                                                                        (32,000)
                                                                   -------------
    The Travelers Companies, Inc. Calls
    @ 55 due Jul 08                                          250        (24,250)
                                                                   -------------
    U.S. Bancorp Calls
    @ 40 due Jan 09                                           50         (4,500)
                                                                   -------------
TOTAL CALL OPTIONS WRITTEN
(PREMIUMS RECEIVED: $1,685,984)                                    $   (974,212)
                                                                   =============

PUT OPTIONS WRITTEN (0.79)%

    American Capital Strategies, Ltd. Puts
    @ 35 due May 08                                           50        (20,000)
                                                                   -------------
    Freddie Mac Puts
    @ 22.5 due Apr 08                                        100        (10,500)
    @ 25 due Apr 08                                          100        (20,500)
                                                                   -------------
                                                                        (31,000)
                                                                   -------------
    Legg Mason, Inc. Puts
    @ 70 due May 08                                          100       (140,000)
                                                                   -------------
    National City Corp. Puts
    @ 8 due Apr 08                                           250        (15,000)
                                                                   -------------
    Regions Financial Corp. Puts
    @ 20 due May 08                                          150        (23,250)
                                                                   -------------
    Wachovia Corp. Puts
    @ 37.5 due Apr 08                                          7         (7,490)
                                                                   -------------
    Wells Fargo & Co. Puts
    @ 27.5 due Jul 08                                         50        (12,250)
    @ 30 due Apr 08                                           50        (10,000)
                                                                   -------------
                                                                        (22,250)
                                                                   -------------
    Westamerica Bancorporation Puts
    @ 50 due May 08                                           50         (8,750)
                                                                   -------------
    Zions Bancorporation Puts
    @ 45 due Apr 08                                           50        (11,250)
                                                                   -------------
TOTAL PUT OPTIONS WRITTEN
(PREMIUMS RECEIVED: $170,275)                                      $   (278,990)
                                                                   =============

--------------------------------------------------------------------------------

      FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
      --------------------------------------------------------------------------

      THE TAX COST OF THE FUND AT MARCH 31, 2008, BASED ON SECURITIES OWNED WAS $38,269,580. THE UNREALIZED GROSS APPRECIATION/(DEPRECIATION) FOR ALL SECURITIES IN THE FUND AT MARCH 31, 2008 WAS $1,031,580 AND ($4,749,995), RESPECTIVELY.

o     INDICATES SECURITIES THAT DO NOT PRODUCE INCOME.

+     SECURITY OR PARTIAL SECURITY SEGREGATED AS COLLATERAL FOR SECURITIES SOLD
      SHORT.


SEE NOTES TO PORTFOLIO HOLDINGS                      FINANCIAL INDUSTRIES FUND 7

BURNHAM U.S. Government Money Market Fund

--------------------------------------------------------------------------------
PORTFOLIO HOLDINGS AS OF MARCH 31, 2008 - (UNAUDITED)
--------------------------------------------------------------------------------

                                                        FACE
                                                        VALUE          VALUE
--------------------------------------------------------------------------------

SHORT-TERM INSTRUMENTS 100.01%
(PERCENTAGE OF NET ASSETS)

U.S. TREASURY OBLIGATIONS 76.00%

    U.S. Treasury Bills
    0.36%, 4/17/08                                  $ 50,000,000   $ 49,992,000
    1.09%, 4/10/08                                    55,000,000     54,985,012
    1.10%, 4/15/08                                    50,000,000     49,978,611
    1.10%, 9/11/08                                    50,000,000     49,750,972
    1.20%, 7/31/08                                    25,000,000     24,899,167
    1.25%, 8/14/08                                    25,000,000     24,882,813
                                                                   -------------
                                                                    254,488,575
                                                                   -------------
    U.S. Treasury Note
    3.75%, 5/15/08                                    20,000,000     19,970,993
                                                                   -------------
TOTAL U.S. TREASURY OBLIGATIONS
(COST: $274,459,568)                                                274,459,568
                                                                   -------------
REPURCHASE AGREEMENT 24.01%
    The Goldman Sachs  Group, Inc., 2.00% dated
    3/31/08, to be repurchased at $86,704,817 on
    4/01/08 (collateralized by $87,607,687 GNMA,
    0.00%-6.00% due 1/20/23 - 7/16/40, value
    $88,434,000)                                      86,700,000     86,700,000
                                                                   -------------

TOTAL REPURCHASE AGREEMENT
(COST: $86,700,000)                                                  86,700,000
                                                                   -------------
TIME DEPOSIT 0.00%
    Brown Brothers Harriman & Co. a
    1.80%, 4/01/08                                        27,806         27,806
                                                                   -------------
TOTAL TIME DEPOSIT (COST: $27,806)                                       27,806
                                                                   -------------
TOTAL SHORT-TERM INSTRUMENTS
  (COST: $361,187,374)                                              361,187,374
                                                                   -------------

--------------------------------------------------------------------------------
TOTAL INVESTMENTS 100.01%
(COST $361,187,374)*                                               $361,187,374

LIABILITIES, LESS CASH AND OTHER ASSETS (0.01)%                         (53,877)
                                                                   -------------
NET ASSETS 100.00%                                                 $361,133,497
                                                                   =============

--------------------------------------------------------------------------------

*     AGGREGATE COST FOR FEDERAL TAX PURPOSES.

a SECURITIES ISSUED BY, OR AN AFFILIATE OF, BROWN BROTHERS HARRIMAN & CO., THE FUNDS' CUSTODIAN.


8 U.S. GOVERNMENT MONEY MARKET FUND              SEE NOTES TO PORTFOLIO HOLDINGS

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2008 (UNAUDITED)

VALUATION AND INVESTMENT PRACTICES

1. VALUING SECURITIES

      THE FUNDS USE THESE METHODS TO VALUE PORTFOLIO SECURITIES:

      STOCKS AND OTHER EQUITIES ARE VALUED AT THE LAST QUOTED SALES PRICE AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (GENERALLY 4:00 P.M. EASTERN TIME) OR THE NASDAQ OFFICIAL CLOSING PRICE ("NOCP") ON THE VALUATION DATE. IF THERE ARE NO TRADES OR NO CLOSING PRICE THAT DAY, SECURITIES ARE VALUED AT THE LAST AVAILABLE OR OFFICIAL BID PRICE.

      BONDS AND OTHER DEBT SECURITIES (EXCEPT FOR SHORT-TERM SECURITIES) ARE VALUED ACCORDING TO PRICES OBTAINED FROM INDEPENDENT PRICING SERVICES OR FROM A PRINCIPAL MARKET MAKER. THESE SERVICES RELY EITHER ON THE LATEST BID AND ASKED PRICES OR ON A MATRIX SYSTEM THAT ASSIGNS VALUES BASED ON A NUMBER OF FACTORS, SUCH AS SECURITY PRICES, YIELDS, MATURITIES, AND RATINGS.

      MONEY MARKET INSTRUMENTS AND OTHER TEMPORARY CASH INVESTMENTS ARE VALUED DIFFERENTLY DEPENDING ON THE FUND. THE BURNHAM U.S. GOVERNMENT MONEY MARKET FUND VALUES THEM AT AMORTIZED COST, WHICH APPROXIMATES FAIR VALUE, BY AMORTIZING ANY DISCOUNT OR PREMIUM IN A STRAIGHT LINE FROM THE PRESENT TO THE MATURITY DATE (THE METHOD MOST COMMONLY USED TO VALUE THESE TYPES OF SECURITIES). THE REMAINING FUNDS USE THIS METHOD FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LESS THAN 60 DAYS. FOR TEMPORARY CASH INVESTMENTS WHOSE MATURITY IS LONGER THAN 60 DAYS, THE REMAINING FUNDS VALUE THEM THE SAME WAY BONDS ARE VALUED.

      REPURCHASE AGREEMENTS, WHICH EACH FUND CAN USE AS LONG AS THE COUNTERPARTIES MEET THE BOARD OF TRUSTEES' CREDIT STANDARDS, ARE RECORDED AT COST. ANY REPURCHASE AGREEMENTS MUST BE FULLY COLLATERALIZED BY U.S. GOVERNMENT SECURITIES, WHICH ARE HELD BY A CUSTODIAN BANK UNTIL THE AGREEMENTS MATURE. THESE SECURITIES ARE MONITORED DAILY TO ENSURE THAT THEIR VALUE (INCLUDING INTEREST) IS AT LEAST 102% OF THE AMOUNT OWED TO A FUND UNDER THE RELATED REPURCHASE AGREEMENT. IN THE EVENT OF COUNTERPARTY DEFAULT, A FUND HAS THE RIGHT TO USE THE COLLATERAL TO OFFSET LOSSES INCURRED. THERE IS POTENTIAL LOSS IN THE EVENT A FUND IS DELAYED OR PREVENTED FROM EXERCISING ITS RIGHT TO DISPOSE OF THE COLLATERAL SECURITIES, INCLUDING THE RISK OF A POSSIBLE DECLINE IN THE VALUE OF THE UNDERLYING SECURITIES DURING THE PERIOD WHILE THE FUND SEEKS TO ASSERT ITS RIGHTS.

      OPTION CONTRACTS MAY BE WRITTEN OR PURCHASED BY THE NON-MONEY MARKET
      FUNDS TO MANAGE EXPOSURE TO CERTAIN CHANGES IN MARKET. WHEN A FUND WRITES A CALL OR PUT OPTION, IT RECORDS THE AMOUNT RECEIVED AS AN ASSET AND AN EQUIVALENT AMOUNT AS A LIABILITY. THE FUND SUBSEQUENTLY MARKS-TO-MARKET THE LIABILITY TO REFLECT THE CURRENT VALUE OF THE OPTION WRITTEN. THE WRITING OR PURCHASE OF PUT OR CALL OPTIONS MAY RESULT IN LOSSES TO THE FUND, FORCE THE PURCHASE OR SALE, RESPECTIVELY, OF PORTFOLIO SECURITIES AT INOPPORTUNE TIMES OR FOR PRICES HIGHER THAN OR LOWER THAN IN CURRENT MARKET VALUES, LIMIT THE AMOUNT OF APPRECIATION THE FUND CAN REALIZE ON ITS INVESTMENTS OR CAUSE THE FUND TO HOLD A SECURITY IT MIGHT OTHERWISE SELL OR SELL A SECURITY IT MIGHT OTHERWISE HOLD. WHEN AN OPTION EXPIRES OR IS OFFSET, THE FUND RECORDS A GAIN OR LOSS (SEPARATE FROM ANY UNREALIZED GAIN OR LOSS ON THE UNDERLYING SECURITY). WHEN A COUNTERPARTY EXERCISES A CALL OPTION THAT THE FUND WROTE, THE FUND ADDS THE PROCEEDS FROM THE DELIVERY OF THE UNDERLYING SECURITY TO THE AMOUNT ORIGINALLY RECEIVED AND RECORDS THE RESULTING GAIN OR LOSS.

      EXCHANGE TRADED OPTIONS ARE VALUED AT THE LAST SALE PRICE, OR IF NO SALES ARE REPORTED, THE LAST BID PRICE FOR PURCHASED OPTIONS AND FOR WRITTEN OPTIONS.

      SHORT SALES MAY BE USED BY NON-MONEY MARKET FUNDS TO MANAGE RISK TO CERTAIN CHANGES IN THE MARKET. WHEN A FUND ENTERS INTO A SHORT SALE, THE FUND RECORDS A LIABILITY FOR SECURITIES SOLD SHORT AND RECORDS AN ASSET EQUAL TO PROCEEDS RECEIVED. THE AMOUNT OF THE LIABILITY IS SUBSEQUENTLY MARKED- TO-MARKET TO REFLECT THE MARKET VALUE OF SECURITIES SOLD SHORT. THE FUND MAY ALSO INCUR A DIVIDEND EXPENSE IF A SECURITY THAT HAS BEEN SOLD SHORT DECLARES A DIVIDEND. UNTIL THE FUND REPLACES A BORROWED SECURITY, IT WILL MAINTAIN IN A SEGREGATED ACCOUNT AT ALL TIMES CASH, U.S. GOVERNMENT SECURITIES, OR OTHER LIQUID SECURITIES IN AN AMOUNT WHICH, WHEN ADDED TO ANY AMOUNT DEPOSITED WITH A BROKER OR CUSTODIAN AS COLLATERAL WILL AT LEAST EQUAL THE CURRENT MARKET VALUE OF THE SECURITY SOLD SHORT. ALL SHORT SALES MUST BE COLLATERALIZED AS REQUIRED BY LAW OR AGREEMENT WITH THE FUNDS PRIME BROKER. THE FUND IS EXPOSED TO MARKET RISK BASED ON THE AMOUNT, IF ANY, THAT THE MARKET VALUE OF THE SECURITIES SOLD SHORT EXCEEDS THE PROCEEDS RECEIVED.

      SHORT SALES INVOLVE ELEMENTS OF MARKET RISK AND EXPOSURE TO LOSS IN EXCESS OF THE AMOUNTS REFLECTED IN THE STATEMENT OF ASSETS AND LIABILITIES. THIS RISK IS POTENTIALLY UNLIMITED, AS A FUND THAT SELLS A SECURITY SHORT WITHOUT HEDGING WILL BE EXPOSED TO ANY MARKET VALUE INCREASE. DURING THE PERIOD, ONLY BURNHAM FINANCIAL INDUSTRIES FUND ENGAGED IN SHORT SALES.

      FAIR VALUE PRICING

      EACH FUND (OTHER THAN THE MONEY MARKET FUND) VALUES THE SECURITIES IN ITS PORTFOLIO ON THE BASIS OF MARKET QUOTATIONS AND VALUATIONS PROVIDED BY INDEPENDENT PRICING SERVICES. IF QUOTATIONS ARE NOT READILY AVAILABLE OR IF MARKET QUOTATIONS MAY BE UNRELIABLE, A FUND MAY VALUE ITS SECURITIES BY A METHOD THAT THE TRUSTEES BELIEVE ACCURATELY REFLECTS FAIR VALUE. A FUND THAT USES FAIR VALUE TO PRICE SECURITIES MAY VALUE THOSE SECURITIES HIGHER OR LOWER THAN A FUND THAT USES MARKET QUOTATIONS. THESE DIFFERENCES CAN BE MATERIAL. SEE NOTE 7 FOR FURTHER DISCUSSION.

      ACCOUNTING FOR PORTFOLIO TRANSACTIONS

      THE FUNDS ACCOUNT FOR PURCHASES AND SALES OF PORTFOLIO SECURITIES AS OF EACH SECURITY'S TRADE DATE. THE FUNDS DETERMINE REALIZED GAINS AND LOSSES BASED ON IDENTIFIED COST (THE SAME BASIS USED FOR FEDERAL INCOME TAX PURPOSES). WHEN THE FUNDS EARN DIVIDENDS, THEY RECORD THE INCOME ON THE EX-DIVIDEND DATE, MINUS ANY FOREIGN TAXES. THE FUNDS RECORD INTEREST INCOME AS IT ACCRUES. AMORTIZATION OF ALL PREMIUMS AND DISCOUNTS RELATING TO FIXED INCOME SECURITIES ARE CALCULATED USING THE EFFECTIVE YIELD METHOD.

2. SECURITIES LENDING

      THE FUNDS MAY LEND SECURITIES TO BROKERS, DEALERS, AND OTHER FINANCIAL ORGANIZATIONS TO EARN ADDITIONAL INCOME. EACH SECURITY LOAN IS COLLATERALIZED WITH SEGREGATED ASSETS HELD WITH THE CUSTODIAN IN AN AMOUNT EQUAL TO OR GREATER THAN THE CURRENT MARKET VALUE OF THE LOANED SECURITIES.

      WHEN A FUND LENDS PORTFOLIO SECURITIES, THERE IS A RISK THAT THE BORROWER MAY FAIL TO RETURN THE SECURITIES. AS A RESULT, THE FUND MAY INCUR A LOSS OR, IN THE EVENT OF A BORROWER'S BANKRUPTCY, MAY BE DELAYED IN, OR PREVENTED FROM, LIQUIDATING THE COLLATERAL. THE FUND WILL BEAR THE RISK OF LOSS WITH RESPECT TO THE INVESTMENT OF CASH COLLATERAL.


                                                   NOTES TO PORTFOLIO HOLDINGS 9

NOTES TO PORTFOLIO HOLDINGS - MARCH 31, 2008 (UNAUDITED)

      AT MARCH 31, 2008, SECURITIES OR A PORTION OF THESE SECURITIES ARE OUT ON LOAN. THE AGGREGATE MARKET VALUE OF THESE LOANED SECURITIES AND THE VALUE OF THE CASH COLLATERAL THE FUNDS RECEIVED ARE AS FOLLOWS:

                               LOANED SECURITIES      % OF          VALUE OF
                                  MARKET VALUE     NET ASSETS   CASH COLLATERAL
                               -----------------   ----------   ---------------
      BURNHAM FUND                $ 7,492,221         8.26%        $ 7,648,476

      BURNHAM FINANCIAL
         SERVICES FUND            $   442,283         0.73%        $   451,688

3. SECURITIES OR PARTIAL SECURITIES ON WHICH CALL OPTIONS WERE WRITTEN.

4. SECURITIES OR PARTIAL SECURITIES ON WHICH PUT OPTIONS WERE WRITTEN.

5. RESTRICTED SECURITIES

      ALL FUNDS EXCEPT, BURNHAM U.S. GOVERNMENT MONEY MARKET FUND, MAY NOT INVEST MORE THAN 15% OF ITS NET ASSETS IN SECURITIES WHICH ARE SUBJECT TO LEGAL OR CONTRACTUAL RISKS. AT MARCH 31, 2008, THE BURNHAM FINANCIAL SERVICES FUND OWNED THE FOLLOWING RESTRICTED SECURITIES WHICH MAY NOT BE PUBLICLY SOLD WITHOUT REGISTRATION UNDER THE SECURITIES ACT OF 1933 ("THE 1933 ACT"). THE VALUE OF THESE SECURITIES IS DETERMINED USING QUOTATIONS SUPPLIED BY A PRICING SERVICE OR BROKER, OR IF NOT AVAILABLE, IN GOOD FAITH PURSUANT TO PROCEDURES ADOPTED BY THE BOARD OF TRUSTEES. CERTAIN OF THESE SECURITIES MAY BE OFFERED AND SOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER THE RULE 144A IF THE 1933 ACT.

      DESCRIPTION,
      DATE OF PURCHASE,
      % OF NET ASSETS                        SHARES       COST         VALUE
      -----------------                     -------   -----------   -----------
      BANK OF ATLANTA                       228,572   $ 1,600,004   $ 1,600,004
      05/08/06
      2.63%

      PEREGRINE HOLDINGS LTD.               275,000   $   292,793   $   292,793
      05/31/02
      0.48%

6. TRANSACTIONS WITH AFFILIATED SECURITIES

      DURING THE PERIOD THE BURNHAM FINANCIAL SERVICES FUND OWNED SHARES OF THE FOLLOWING AFFILIATED SECURITIES. AN AFFILIATED SECURITY IS A SECURITY IN WHICH THE FUND HAS OWNERSHIP OF AT LEAST 5% OF THE VOTING SECURITIES.

              VALUE AT    COST OF   COST OF   VALUE AT     REALIZED     DIVIDEND
AFFILIATE     12/31/07   PURCHASES   SALES     3/31/08    GAIN/(LOSS)    INCOME
-----------   --------   ---------  -------  ----------   -----------   --------
PEREGRINE
HOLDINGS
LTD.         $ 292,793   $      --   $  --   $  292,793   $        --   $     --

7. FAIR VALUE OF FINANCIAL INSTRUMENTS

      EFFECTIVE JANUARY 1, 2008, THE FUNDS ADOPTED FAS 157 - FAIR VALUE MEASUREMENTS ("FAS 157" OR "THE STATEMENT"). FAS 157 DEFINES FAIR VALUE, ESTABLISHES A FRAMEWORK FOR MEASURING FAIR VALUE IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("GAAP"), AND EXPANDS DISCLOSURES ABOUT FAIR VALUE MEASUREMENT. THE CHANGES TO CURRENT PRACTICE RESULTING FROM THE APPLICATION OF THE STATEMENT RELATE TO THE DEFINITION OF FAIR VALUE, THE METHODS USED TO MEASURE FAIR VALUE, AND THE EXPANDED DISCLOSURES ABOUT FAIR VALUE MEASUREMENT. THE STATEMENT ESTABLISHES A FAIR VALUE HIERARCHY THAT DISTINGUISHES BETWEEN (1) MARKET PARTICIPANT ASSUMPTIONS DEVELOPED BASED ON MARKET DATA OBTAINED FROM SOURCES INDEPENDENT OF THE FUNDS (OBSERVABLE INPUTS) AND (2) THE FUNDS' OWN ASSUMPTIONS ABOUT MARKET PARTICIPANT ASSUMPTIONS DEVELOPED BASED ON THE BEST INFORMATION AVAILABLE IN THE CIRCUMSTANCES (UNOBSERVABLE INPUTS). THE THREE LEVELS DEFINED BY THE FAS 157 HIERARCHY ARE AS FOLLOWS:

      LEVEL I - QUOTED PRICES (UNADJUSTED) IN ACTIVE MARKETS FOR IDENTICAL ASSETS OR LIABILITIES THAT THE REPORTING ENTITY HAS THE ABILITY TO ACCESS AT THE MEASUREMENT DATE.

      LEVEL II - INPUTS OTHER THAN QUOTED PRICES INCLUDED WITHIN LEVEL I THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY, EITHER DIRECTLY OR INDIRECTLY. LEVEL II ASSETS INCLUDE THE FOLLOWING: QUOTED PRICES FOR SIMILAR ASSETS OR LIABILITIES IN ACTIVE MARKETS, QUOTED PRICES FOR IDENTICAL OR SIMILAR ASSETS OR LIABILITIES IN MARKETS THAT ARE NOT ACTIVE, INPUTS OTHER THAN QUOTED PRICES THAT ARE OBSERVABLE FOR THE ASSET OR LIABILITY, AND INPUTS THAT ARE DERIVED PRINCIPALLY FROM OR CORROBORATED BY OBSERVABLE MARKET DATA BY CORRELATION OR OTHER MEANS (MARKET-CORROBORATED INPUTS).

      LEVEL III - UNOBSERVABLE PRICING INPUT AT THE MEASUREMENT DATE FOR THE ASSET OR LIABILITY. UNOBSERVABLE INPUTS SHALL BE USED TO MEASURE FAIR VALUE TO THE EXTENT THAT OBSERVABLE INPUTS ARE NOT AVAILABLE.

      IN SOME INSTANCES, THE INPUTS USED TO MEASURE FAIR VALUE MIGHT FALL IN DIFFERENT LEVELS OF THE FAIR VALUE HIERARCHY. THE LEVEL IN THE FAIR VALUE HIERARCHY WITHIN WHICH THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY FALLS SHALL BE DETERMINED BASED ON THE LOWEST INPUT LEVEL THAT IS SIGNIFICANT TO THE FAIR VALUE MEASUREMENT IN ITS ENTIRETY.

      THE FOLLOWING TABLE SUMMARIZES THE VALUATION OF EACH FUND'S SECURITIES USING THE FAIR VALUE HIERARCHY:

AT MARCH 31, 2008                             TOTAL         LEVEL I       LEVEL II      LEVEL III
-------------------------------------------------------------------------------------------------
BURNHAM FUND INVESTMENTS                  $ 99,364,048   $ 82,660,494   $ 16,703,554   $       --

BURNHAM FINANCIAL SERVICES FUND
INVESTMENTS                                 62,560,207     57,284,103      3,383,307    1,892,797
DERIVATIVE LIABILITIES                        (939,710)      (936,710)        (3,000)          --

BURNHAM FINANCIAL INDUSTRIES FUND
INVESTMENTS                                 34,551,165     32,236,106      2,315,059           --
DERIVATIVE LIABILITIES                      (5,984,506)    (5,982,444)        (2,062)          --

BURNHAM US GOVERNMENT MONEY MARKET FUND
INVESTMENTS                                361,187,374             --    361,187,374           --

THE FOLLOWING TABLE SUMMARIZES THE CHANGE IN VALUE ASSOCIATED WITH LEVEL III FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE FOR THE PERIOD ENDED MARCH 31, 2008:

                                                                     LEVEL III
BURNHAM FINANCIAL SERVICES FUND                                     ASSETS, NET
-------------------------------------------------------------------------------
BALANCE, JANUARY 1, 2008                                             $1,892,797
NET TRANSFERS IN / (OUT)                                                     --
REALIZED GAINS / (LOSSES)                                                    --
UNREALIZED GAINS / (LOSSES)                                                  --
                                                                     ----------
BALANCE, MARCH 31, 2008                                              $1,892,797
                                                                     ==========


10 NOTES TO PORTFOLIO HOLDINGS

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) BURNHAM INVESTORS TRUST


By:              /s/ Jon M. Burnham                                  .
                ------------------------------------------------------
                Jon M. Burnham, Chief Executive Officer


Date:           May 5, 2008
                -----------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:              /s/ Jon M. Burnham                                  .
                ------------------------------------------------------
                Jon M. Burnham, Chief Executive Officer


Date:           May 5, 2008
                -----------


By:              /s/ Michael E. Barna                                .
                ------------------------------------------------------
                Michael E. Barna, Chief Financial Officer


Date:           May 5, 2008
                -----------